PORTFOLIO OF INVESTMENTS
USAA MSCI International Value Momentum Blend Index ETF
May 31, 2019 (unaudited)
Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (97.5%)
	COMMON STOCKS (96.7%)
	Basic Materials (5.7%)
	Chemicals (2.2%)
10,237	Akzo Nobel N.V.	$861
11,181	Hitachi Chemical Co. Ltd.	299
124,323	Israel Chemicals Ltd.	628
7,005	Koninklijke DSM N.V.	787
31,600	Kuraray Co. Ltd.	363
97,500	Mitsubishi Chemical Holdings Corp.	639
20,400	Mitsubishi Gas Chemical Co., Inc.	254
29,100	Mitsui Chemicals, Inc.	640
8,600	Nissan Chemical Corp.	365
12,608	Nutrien Ltd.	615
14,800	Showa Denko KK	407
135,800	Sumitomo Chemical Co. Ltd.	588
23,700	Tosoh Corp.	301
		6,747
	Forest Products & Paper (0.3%)
68,600	Oji Holdings Corp.	356
9,862	West Fraser Timber Co. Ltd.	385
		741
	Iron/Steel (1.6%)
47,071	ArcelorMittal	696
110,859	BlueScope Steel Ltd.	810
44,730	Evraz plc	331
181,329	Fortescue Metals Group Ltd.	1,011
34,400	Hitachi Metals Ltd.	343
39,000	JFE Holdings, Inc.	542
66,700	Kobe Steel Ltd.	413
42,200	Nippon Steel Corp.	702
		4,848
	Mining (1.6%)
30,789	Anglo American plc	735
24,518	Boliden AB	557
35,724	First Quantum Minerals Ltd.	260
11,986	Kirkland Lake Gold Ltd.	415
24,300	Mitsubishi Materials Corp.	634
9,446	Rio Tinto Ltd.	656
9,705	Rio Tinto plc	555
182,805	South32 Ltd.	421
34,907	Teck Resources Ltd. “B”	709
		4,942
	Total Basic Materials	17,278

1    |    USAA MSCI International Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Communications (8.2%)
	Advertising (0.3%)
8,600	Dentsu, Inc.	$281
51,945	WPP plc	616
		897
	Internet (0.4%)
91,318	Auto Trader Group plc(a)	690
31,629	Rakuten, Inc.	331
		1,021
	Media (2.2%)
51,245	Pearson plc	508
45,931	Quebecor, Inc. “B”	1,084
38,841	Thomson Reuters Corp.	2,468
27,887	Vivendi S.A.	750
28,725	Wolters Kluwer N.V.	2,002
		6,812
	Telecommunications (5.3%)
30,125	BCE, Inc.	1,356
242,445	BT Group plc	592
28,341	Eutelsat Communications S.A.	498
1,391,000	HKT Trust & HKT Ltd.	2,193
20,200	KDDI Corp.	519
15,142	Nice Ltd.(b)	2,098
24,000	Nippon Telegraph & Telephone Corp.	1,075
102,193	Nokia Oyj	510
24,000	NTT DOCOMO, Inc.	552
128,535	Orange S.A.	2,011
23,947	Rogers Communications, Inc. “B”	1,260
26,597	SES S.A.	401
6,200	SoftBank Group Corp.	585
1,995,867	Telecom Italia S.p.A.(b)	978
62,516	Telefonaktiebolaget LM Ericsson “B”	601
235,841	Telia Co. AB	985
		16,214
	Total Communications	24,944
	Consumer, Cyclical (13.7%)
	Airlines (0.8%)
29,300	ANA Holdings, Inc.	981
53,684	Deutsche Lufthansa AG	1,020
13,600	Japan Airlines Co. Ltd.	428
		2,429
	Apparel (1.8%)
42,804	Gildan Activewear, Inc.	1,544
2,445	Kering S.A.	1,270
2,089	LVMH Moet Hennessy Louis Vuitton SE	788
1,310	Puma SE	760
422,000	Yue Yuen Industrial Holdings Ltd.	1,181
		5,543
	Auto Manufacturers (3.2%)
19,791	Bayerische Motoren Werke AG	1,368
27,100	Daimler AG	1,402
67,206	Fiat Chrysler Automobiles N.V.	857
32,200	Honda Motor Co. Ltd.	786
25,700	Isuzu Motors Ltd.	284
57,200	Mazda Motor Corp.	559

Portfolio of Investments    |    2

Number of Shares	Security	Market Value (000)
112,700	Nissan Motor Co. Ltd.	$763
51,979	Peugeot S.A.	1,157
22,953	Renault S.A.	1,379
8,100	Suzuki Motor Corp.	385
16,300	Toyota Motor Corp.	958
		9,898
	Auto Parts & Equipment (1.7%)
6,307	Cie Generale des Etablissements Michelin SCA	723
49,900	JTEKT Corp.	529
28,784	Magna International, Inc.	1,233
57,100	Sumitomo Electric Industries Ltd.	690
29,200	Sumitomo Rubber Industries Ltd.	324
17,500	Toyoda Gosei Co. Ltd.	306
14,100	Toyota Industries Corp.	726
36,700	Yokohama Rubber Co. Ltd.	613
		5,144
	Distribution/Wholesale (2.1%)
49,100	ITOCHU Corp.	904
61,400	Jardine Cycle & Carriage Ltd.	1,507
125,700	Marubeni Corp.	791
29,600	Mitsubishi Corp.	772
61,800	Mitsui & Co. Ltd.	955
57,000	Sumitomo Corp.	824
23,600	Toyota Tsusho Corp.	681
		6,434
	Entertainment (0.7%)
30,700	Sankyo Co. Ltd.	1,173
22,200	Toho Co. Ltd.	953
		2,126
	Home Builders (1.4%)
163,395	Barratt Developments plc	1,149
27,000	Daiwa House Industry Co. Ltd.	809
45,600	Iida Group Holdings Co. Ltd.	723
21,098	Persimmon plc	523
536,227	Taylor Wimpey plc	1,117
		4,321
	Leisure Time (0.1%)
15,500	Yamaha Motor Co. Ltd.	266
	Lodging (0.4%)
407,000	SJM Holdings Ltd.	450
13,467	Whitbread plc	786
		1,236
	Retail (1.2%)
27,114	Alimentation Couche-Tard, Inc. “B”	1,664
12,500	FamilyMart UNY Holdings Co. Ltd.	301
233,426	Harvey Norman Holdings Ltd.	673
6,100	Pan Pacific International Holdings Corp.	377
111,700	Yamada Denki Co. Ltd.	523
		3,538
	Toys/Games/Hobbies (0.3%)
17,200	Bandai Namco Holdings, Inc.	846
	Total Consumer, Cyclical	41,781

3    |    USAA MSCI International Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Consumer, Non-cyclical (16.6%)
	Agriculture (0.6%)
17,094	British American Tobacco plc	$595
6,040,800	Golden Agri-Resources Ltd.	1,163
		1,758
	Beverages (1.3%)
8,108	Carlsberg A/S “B”	1,066
40,294	Coca-Cola European Partners plc(b)	2,232
124,000	Vitasoy International Holdings Ltd.	665
		3,963
	Commercial Services (0.9%)
39,000	Dai Nippon Printing Co. Ltd.	846
33,499	Experian plc	1,008
61,000	Toppan Printing Co. Ltd.	891
		2,745
	Cosmetics/Personal Care (0.3%)
28,347	Essity AB “B”	829
	Food (8.0%)
66,374	Carrefour S.A.	1,246
26,225	Casino Guichard Perrachon S.A.	996
29,792	Colruyt S.A.	2,208
48,529	Empire Co. Ltd.	1,118
49,375	ICA Gruppen AB	1,963
474,677	J Sainsbury plc	1,197
72,203	Koninklijke Ahold Delhaize N.V.	1,620
43,401	Loblaw Cos. Ltd.	2,227
77,856	METRO AG	1,224
60,805	Metro, Inc.	2,219
38,155	Mowi ASA	885
13,283	Nestle S.A.	1,315
10,500	NH Foods Ltd.	424
18,642	Ocado Group plc(b)	281
12,400	Seven & i Holdings Co. Ltd.	419
471,284	Tesco plc	1,345
1,358,500	WH Group Ltd.(a)	1,223
763,700	Wilmar International Ltd.	1,825
337,078	WM Morrison Supermarkets plc	836
		24,571
	Healthcare Products (1.1%)
2,322	Alcon, Inc.(b)	134
7,331	Carl Zeiss Meditec AG	688
4,306	Sartorius Stedim Biotech	596
55,179	Smith & Nephew plc	1,157
3,726	Sonova Holding AG	827
		3,402
	Household Products/Wares (0.1%)
18,836	Cronos Group, Inc.(b)	266
	Pharmaceuticals (4.3%)
27,300	Alfresa Holdings Corp.	688
32,800	Astellas Pharma, Inc.	442
21,878	Bausch Health Companies, Inc.(b)	454
5,669	Canopy Growth Corp.(b)	228
6,700	Daiichi Sankyo Co. Ltd.	324
34,200	Medipal Holdings Corp.	741
9,066	Merck KGaA	873

Portfolio of Investments    |    4

Number of Shares	Security	Market Value (000)
21,872	Novartis AG	$1,872
7,218	Roche Holding AG	1,888
21,516	Sanofi	1,732
6,800	Shionogi & Co. Ltd.	372
23,300	Sumitomo Dainippon Pharma Co., Ltd.	478
16,000	Suzuken Co. Ltd.	986
4,600	Taisho Pharmaceutical Holdings Co. Ltd.	377
55,497	Teva Pharmaceutical Industries Ltd. ADR(b)	480
17,466	UCB S.A.	1,333
		13,268
	Total Consumer, Non-cyclical	50,802
	Diversified (2.2%)
	Holding Companies-Diversified (2.2%)
211,000	CK Hutchison Holdings Ltd.	1,993
31,500	Jardine Matheson Holdings Ltd.	2,022
175,000	Swire Pacific Ltd. “A”	2,071
40,204	Washington H Soul Pattinson & Co. Ltd.	622
	Total Diversified	6,708
	Energy (4.7%)
	Energy-Alternate Sources (0.5%)
29,013	Siemens Gamesa Renewable Energy S.A.	451
13,862	Vestas Wind Systems A/S	1,134
		1,585
	Oil & Gas (3.6%)
48,046	Cenovus Energy, Inc.	394
101,091	Eni S.p.A.	1,530
24,844	Idemitsu Kosan Co. Ltd.	704
72,700	Inpex Corp.	588
137,700	JXTG Holdings, Inc.	658
20,228	Neste Oyj	682
12,880	OMV AG	604
96,810	Repsol S.A.	1,560
27,282	Royal Dutch Shell plc “A”	846
200,689	Santos Ltd.	937
35,587	TOTAL S.A.	1,849
37,873	Tourmaline Oil Corp.	482
		10,834
	Pipelines (0.6%)
22,663	Enbridge, Inc.	834
21,253	TC Energy Corp.	1,036
		1,870
	Total Energy	14,289
	Financial (27.1%)
	Banks (7.5%)
418,927	Banco de Sabadell S.A.	464
289,576	Bank Hapoalim BM	2,101
289,923	Bank Leumi Le-Israel BM	1,955
6,600	Bank of Kyoto Ltd.	258
664,972	Barclays plc	1,252
115,800	Chiba Bank Ltd.	556
120,770	Commerzbank AG	848
155,200	Concordia Financial Group Ltd.	595
51,714	Credit Agricole S.A.	589
116,355	Deutsche Bank AG	789
29,800	Fukuoka Financial Group, Inc.	511
259,829	Israel Discount Bank Ltd. “A”	998

5    |    USAA MSCI International Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
45,100	Japan Post Bank Co. Ltd.	$462
53,468	Mediobanca Banca di Credito Finanziario S.p.A.	493
135,800	Mitsubishi UFJ Financial Group, Inc.	627
98,136	Mizrahi Tefahot Bank Ltd.	2,161
608,800	Mizuho Financial Group, Inc.	862
44,548	Raiffeisen Bank International AG	1,034
153,500	Resona Holdings, Inc.	650
356,899	Royal Bank of Scotland Group plc	961
46,300	Shinsei Bank Ltd.	658
43,700	Shizuoka Bank Ltd	346
41,765	Societe Generale S.A.	1,045
75,354	Standard Chartered plc	652
21,900	Sumitomo Mitsui Financial Group, Inc.	763
18,400	Sumitomo Mitsui Trust Holdings, Inc.	675
67,205	UniCredit S.p.A.	763
		23,068
	Diversified Financial Services (1.4%)
23,311	ASX Ltd.	1,224
59,300	Credit Saison Co. Ltd.	639
274,700	Mebuki Financial Group, Inc.	691
132,300	Mitsubishi UFJ Lease & Finance Co. Ltd.	660
79,900	Nomura Holdings, Inc.	252
51,000	ORIX Corp.	721
		4,187
	Insurance (7.1%)
232,993	Aegon N.V.	1,064
20,710	Ageas	1,008
38,183	Assicurazioni Generali S.p.A.	669
6,268	Baloise Holding AG	1,038
75,382	CNP Assurances	1,612
47,570	Gjensidige Forsikring ASA	926
7,152	Hannover Rueck SE	1,070
86,100	Japan Post Holdings Co. Ltd.	953
45,830	Manulife Financial Corp.	769
8,573	Muenchener Rueckversicherungs-Gesellschaft AG	2,065
41,742	NN Group N.V.	1,582
177,644	Poste Italiane S.p.A.(a)	1,722
55,601	Power Corp. of Canada	1,172
84,603	QBE Insurance Group Ltd.	684
20,028	SCOR SE	822
9,700	Sompo Holdings, Inc.	367
4,561	Swiss Life Holding AG	2,066
11,510	Swiss Re AG	1,087
34,001	Tryg A/S	1,062
		21,738
	Investment Companies (0.8%)
20,081	EXOR N.V.	1,258
14,476	Pargesa Holding S.A.	1,067
		2,325
	Private Equity (0.5%)
124,548	3i Group plc	1,650
	Real Estate (2.4%)
23,500	Aeon Mall Co. Ltd.	345
15,896	Azrieli Group Ltd.	949
204,000	CK Asset Holdings Ltd.	1,475
22,798	Deutsche Wohnen SE	1,073
341,000	Hang Lung Properties Ltd.	718
297,000	Kerry Properties Ltd.	1,127

Portfolio of Investments    |    6

Number of Shares	Security	Market Value (000)
428,000	Swire Properties Ltd.	$1,763
		7,450
	REITS (7.4%)
588,236	Ascendas REIT	1,248
1,404,000	CapitaLand Mall Trust	2,458
242,206	Dexus REIT	2,161
223,282	Goodman Group	2,073
519,330	GPT Group	2,072
81,386	H&R REIT	1,373
364	Japan Prime Realty Investment Corp.	1,556
248	Japan Real Estate Investment Corp.	1,473
173,500	Link REIT	2,076
1,036,858	Mirvac Group	2,177
200	Nippon Building Fund, Inc.	1,367
846	Nomura Real Estate Master Fund, Inc.	1,312
46,639	SmartCentres REIT	1,127
		22,473
	Total Financial	82,891
	Industrial (10.8%)
	Aerospace/Defense (2.5%)
93,268	CAE, Inc.	2,378
98,921	Leonardo S.p.A.	1,096
120,855	Meggitt plc	747
7,668	MTU Aero Engines AG	1,654
12,913	Safran S.A.	1,694
		7,569
	Building Materials (0.5%)
21,500	AGC, Inc.	692
10,047	HeidelbergCement AG	745
9,400	Taiheiyo Cement Corp.	278
		1,715
	Electrical Components & Equipment (0.2%)
33,700	Brother Industries Ltd.	578
	Electronics (0.9%)
39,189	Halma plc	897
5,843	Hoya Corp.	407
12,500	Kyocera Corp.	762
24,800	Nippon Electric Glass Co. Ltd.	597
		2,663
	Engineering & Construction (1.8%)
33,920	ACS Actividades de Construccion y Servicios S.A.	1,395
58,000	Kajima Corp.	795
666,000	NWS Holdings Ltd.	1,313
89,700	Obayashi Corp.	824
98,000	Shimizu Corp.	799
9,900	Taisei Corp.	362
		5,488
	Hand/Machine Tools (0.2%)
93,000	Techtronic Industries Co. Ltd.	593
	Machinery-Construction & Mining (0.5%)
20,000	Hitachi Ltd.	679
17,500	Mitsubishi Heavy Industries Ltd.	768
		1,447

7    |    USAA MSCI International Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Machinery-Diversified (0.5%)
7,924	Spirax-Sarco Engineering plc	$835
20,600	Sumitomo Heavy Industries Ltd.	654
		1,489
	Metal Fabrication/Hardware (0.1%)
32,300	NSK Ltd.	260
	Miscellaneous Manufacturers (0.4%)
20,900	FUJIFILM Holdings Corp.	1,001
7,000	Toshiba Corp.	222
		1,223
	Packaging & Containers (0.3%)
45,000	Toyo Seikan Group Holdings, Ltd.	852
	Shipbuilding (0.3%)
1,018,500	Yangzijiang Shipbuilding Holdings Ltd.	1,014
	Transportation (2.2%)
3,728	Canadian Pacific Railway Ltd.	817
4,900	Central Japan Railway Co.	1,022
37,800	Kamigumi Co. Ltd.	893
23,900	Keihan Holdings Co. Ltd.	1,031
16,400	Keio Corp.	1,094
12,500	Keisei Electric Railway Co. Ltd.	467
11,800	Kyushu Railway Co.	352
24,900	Mitsui OSK Lines Ltd.	531
19,800	Nippon Yusen KK	300
14,100	SG Holdings Co. Ltd.	382
		6,889
	Trucking & Leasing (0.4%)
29,136	AerCap Holdings N.V.(b)	1,306
	Total Industrial	33,086
	Technology (2.9%)
	Computers (2.0%)
7,515	Atos SE	571
31,550	CGI, Inc.(b)	2,299
3,828	CyberArk Software Ltd.(b)	506
10,600	Fujitsu Ltd.	718
24,500	NEC Corp.	908
3,800	TDK Corp.	259
4,878	Teleperformance	935
		6,196
	Office/Business Equipment (0.5%)
80,100	Konica Minolta, Inc.	707
77,100	Ricoh Co. Ltd.	748
		1,455
	Semiconductors (0.2%)
6,245	NXP Semiconductors N.V.	551
	Software (0.2%)
34,167	Micro Focus International plc	825
	Total Technology	9,027

Portfolio of Investments    |    8

Number of Shares	Security	Market Value (000)
	Utilities (4.8%)
	Electric (3.9%)
31,535	Atco Ltd. “I”	$1,084
62,400	Chubu Electric Power Co., Inc.	851
42,700	Chugoku Electric Power Co., Inc.	534
32,000	Electric Power Development Co. Ltd.	702
35,705	Electricite de France S.A.	500
33,138	Emera, Inc.	1,276
132,542	Enel S.p.A.	823
215,582	Iberdrola S.A.	1,997
28,100	Kansai Electric Power Co., Inc.	328
36,600	Kyushu Electric Power Co., Inc.	361
297,222	Meridian Energy Ltd.	821
18,783	RWE AG	468
413,000	Sembcorp Industries Ltd.	723
41,900	Tohoku Electric Power Co., Inc.	428
110,700	Tokyo Electric Power Co. Holdings, Inc.(b)	569
12,406	Verbund AG	619
		12,084
	Gas (0.9%)
34,079	Naturgy Energy Group S.A.	970
166,602	Snam S.p.A.	836
21,100	Toho Gas Co. Ltd.	822
		2,628
	Total Utilities	14,712
	Total Common Stocks (cost: $311,114)	295,518
	PREFERRED STOCKS (0.8%)
	Consumer, Cyclical (0.8%)
	Auto Manufacturers (0.8%)
20,006	Porsche Automobil Holding SE	1,244
7,777	Volkswagen AG	1,209
	Total Consumer, Cyclical	2,453
	Total Preferred Stocks (cost: $2,854)	2,453
	Total Equity Securities (cost: $313,968)	297,971
	MONEY MARKET INSTRUMENTS (1.1%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.1%)
3,271,877	State Street Institutional Treasury Money Market Fund Premier Class, 2.30%(c) (cost: $3,272)	3,272
	Total Investments (cost: $317,240)	$301,243

9    |    USAA MSCI International Value Momentum Blend Index ETF

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$295,518	$—	$—	$295,518
Preferred Stocks	2,453	—	—	2,453
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	3,272	—	—	3,272
Total	$301,243	$—	$—	$301,243
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.
At May 31, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments    |    10

NOTES TO PORTFOLIO
OF INVESTMENTS
May 31, 2019 (unaudited)
GENERAL NOTES
A.  Security valuation – USAA ETF TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA MSCI International Value Momentum Blend Index ETF (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the USAA Asset Management Company (the Manager) will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such

11    |    USAA MSCI International Value Momentum Blend Index ETF

as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.
6.  Repurchase agreements are valued at cost.
7.  In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Notes to Portfolio of Investments    |    12

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $305,537,000 at May 31, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 97.4% of net assets at May 31, 2019.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES
(a)	Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.
(b)	Non-income-producing security.
(c)	Rate represents the money market fund annualized seven-day yield at May 31, 2019.

13    |    USAA MSCI International Value Momentum Blend Index ETF